CONDENSED BALANCE SHEETS - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash		$ 384,660	$ 0
Prepaid expenses		1,207,326	17,000
Total current assets		1,591,986	17,000
Deferred offering costs associated with proposed public offering			25,000
Investments held in Trust Account		325,000,534
Total Assets		326,592,520	42,000
Current liabilities:
Accounts payable		370,000
Accrued expenses		142,984	25,000
Total current liabilities		512,984	25,000
Derivative warrant liabilities		14,405,000
Deferred underwriting commissions		11,375,000
Total liabilities		26,292,984	25,000
Commitments and Contingencies
Class A ordinary shares, 0.0001 par value; 200,000,000 shares authorized, 29,529,953 and -0- shares subject to possible redemption at 10.00 per share as of March 31, 2021 and December 31, 2020		295,299,530
Shareholder's Equity:
Preference shares, 0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares		296
Class B ordinary shares	[1]	863	863
Additional paid-in capital		3,936,939	24,137
Retained earnings (accumulated deficit)		1,061,908	(8,000)
Total shareholders' equity		5,000,006	17,000
Total Liabilities and Shareholder's Equity		$ 326,592,520	42,000
Previously Reported
Shareholder's Equity:
Class B ordinary shares	[2]		791
Additional paid-in capital			$ 24,209

[1]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 19, 2021, the underwriters partially exercised the over-allotment option to purchase an additional 2,500,000 Units; thus, only 500,000 Class B ordinary shares remained subject to forfeiture as of March 31, 2021. On April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were subsequently forfeited. (See note 4)
[2]	This number includes up to 1,031,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.